Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: June 10, 2021

Payment Date	6/15/2021
Collection Period Start	5/1/2021
Collection Period End	5/31/2021
Interest Period Start	5/17/2021
Interest Period End	6/14/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$137,172,167.30	$32,882,562.95	$104,289,604.35	0.219557	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$741,656,167.30	$32,882,562.95	$708,773,604.35

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$745,047,377.89	$712,164,814.94	0.525008
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$745,047,377.89	$712,164,814.94
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$137,172,167.30	1.64000%	30/360	$187,468.63
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$741,656,167.30			$1,010,081.52

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$745,047,377.89	$712,164,814.94
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$745,047,377.89	$712,164,814.94
Number of Receivable Outstanding	49,294	48,169
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	45	44

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,739,907.78
Principal Collections	$32,729,233.70
Liquidation Proceeds	$49,898.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,519,039.77
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,519,039.77

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$620,872.81	$620,872.81	$—	$—	$34,898,166.96
Interest - Class A-1 Notes	$—	$—	$—	$—	$34,898,166.96
Interest - Class A-2 Notes	$187,468.63	$187,468.63	$—	$—	$34,710,698.33
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$34,122,698.33
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$33,955,908.58
First Allocation of Principal	$—	$—	$—	$—	$33,955,908.58
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$33,935,674.12
Second Allocation of Principal	$2,362,352.36	$2,362,352.36	$—	$—	$31,573,321.76
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$31,550,939.51
Third Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$17,985,939.51
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,960,733.08
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,396,733.08
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,396,733.08
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$1,005,522.49
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,005,522.49
Remaining Funds to Certificates	$1,005,522.49	$1,005,522.49	$—	$—	$—
Total	$35,519,039.77	$35,519,039.77	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$745,047,377.89	$712,164,814.94
Note Balance	$741,656,167.30	$708,773,604.35
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	14	$153,329.25
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	64	$49,898.29
Monthly Net Losses (Liquidation Proceeds)			$103,430.96
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			(0.03)%
Preceding Collection Period			(0.26)%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$1,188,010.50
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.10%	47	$727,475.38
60-89 Days Delinquent	0.03%	11	$188,930.41
90-119 Days Delinquent	0.00%	1	$13,159.99
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.13%	59	$929,565.78

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$17,337.44
Total Repossessed Inventory	4	$70,687.79

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	12	$202,090.40
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.03%
Current Collection Period		0.03%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.67	0.09%	34	0.07%